UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	4/30

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Toews Hedged U.S. Fund

 (THLGX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged U.S. Fund	$139	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund delivered a positive return for the fiscal year while trailing both the S&P 500 Total Return Index and the NASDAQ 100 Total Return Index, reflecting the cost and timing of hedging activity against a U.S. large-cap market that advanced broadly through most of the period before declining sharply in early 2026.

Key Performance Drivers:

The Fund participated in the broad U.S. large-cap rally from May 2025 through December 2025, supported by moderating inflation, resilient corporate earnings, and strong performance from mega-cap technology. During the fourth quarter, the Fund implemented at-the-money put strategies designed to reduce the whipsaw effects experienced in prior periods, allowing continued market engagement while limiting downside exposure during brief pullbacks. In response to deteriorating signals tied to leadership rotation, rising energy prices, renewed inflation concerns, and the escalation of the Iran conflict, the Fund began implementing defensive positioning on February 9, 2026, reaching a fully defensive posture by February 11, 2026 through the purchase of at-the-money put options. The Fund remained fully defensive through fiscal year-end. The defensive posture meaningfully limited participation in the subsequent equity drawdown and contributed to relative outperformance versus the broad equity market during the February-March sell-off.

Strategic Techniques:

The Fund uses equity index futures and options to tactically adjust exposure based on quantitative signals. When defensive signals trigger, the Fund reallocates to short-term Treasuries or cash. The strategy is designed to participate in equity advances while reducing drawdowns through systematic de-risking during periods of sustained market stress.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Toews Hedged U.S. Fund
Nasdaq-100® Index
S&P 500® Index
$70,000
$55,000
$40,000
$25,000
$10,000
-$5,000
$69,315
$41,379
$22,370
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Toews Hedged U.S. Fund	Nasdaq-100® Index	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,675	$13,023	$11,792
Apr-2018	$11,125	$15,573	$13,356
Apr-2019	$12,853	$18,548	$15,158
Apr-2020	$13,997	$21,683	$15,289
Apr-2021	$17,770	$33,659	$22,320
Apr-2022	$16,864	$31,432	$22,367
Apr-2023	$16,838	$32,686	$22,963
Apr-2024	$18,847	$43,398	$28,167
Apr-2025	$18,294	$49,084	$31,574
Apr-2026	$22,370	$69,315	$41,379

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-558-6397.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Toews Hedged U.S. Fund	22.28%	4.71%	8.38%
Nasdaq-100® Index	41.22%	15.54%	21.36%
S&P 500® Index	31.05%	13.14%	15.26%

Fund Statistics

Table Summary
Net Assets	$61,098,961
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$490,786
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Purchased Options	0.2%
U.S. Government & Agencies	99.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
73.6%
Future Option
0.1%
Other Assets in Excess of Liabilities
26.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	26.3%
Future Option	0.1%
U.S. Treasury Obligations	73.6%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.620%, 05/05/26	73.6%
CME E-Mini Standard & Poor's 500 Index Future, 06/18/26 5850.0 Put	0.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Toews Hedged U.S. Fund - Fund (THLGX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-THLGX

Toews Hedged Opportunity Fund

 (THSMX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Hedged Opportunity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Hedged Opportunity Fund	$140	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund delivered a positive return for the fiscal year while trailing both the S&P 500 Total Return Index and the Morningstar U.S. Small Cap Total Return Index, as the Fund’s defensive positioning during the late-period U.S. equity drawdown meaningfully limited downside exposure but did not fully offset the benchmark’s earlier advance.

Key Performance Drivers:

The Fund participated in the broad small- and mid-cap equity advance from May 2025 through year-end as moderating inflation and improving risk sentiment supported gains across more cyclically sensitive areas of the market. In response to deteriorating signals tied to a rotation away from concentrated leadership, rising energy prices, renewed inflation concerns, and the escalation of the Iran conflict, the Fund began implementing defensive positioning on February 9, 2026, reaching a fully defensive posture by February 11, 2026 through the purchase of at-the-money put options. The Fund remained fully defensive through fiscal year-end. This timely defensive move allowed the Fund to capture gains from its hedging strategy as U.S. small- and mid-cap equities experienced material drawdowns in February and March, supporting relative results versus the Morningstar U.S. Small Cap Total Return Index during the late-period sell-off, though the Fund trailed the benchmark for the full fiscal year.

Strategic Techniques:

The Fund follows a rules-based tactical allocation framework. It uses equity index futures and options to adjust equity exposure, reallocating to defensive assets such as cash or short-term instruments when indicators signal increased downside risk. Re-entry is triggered when price trends confirm recovery. The Fund's structural focus on small- and mid-cap equities offers enhanced growth potential but also greater sensitivity to macro stress.

Important Event - Fund Merger:

On March 20, 2026, the Toews Hedged Oceana Fund (THIDX) merged into the Fund, with the Fund as the surviving entity. As a result of the merger, the Fund updated its investment strategies to also invest in the large-cap equity as well as the international equity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Toews Hedged Opportunity Fund	Morningstar US Small Cap TR USD	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,032	$12,117	$11,792
Apr-2018	$10,119	$13,264	$13,356
Apr-2019	$10,856	$14,107	$15,158
Apr-2020	$11,158	$11,638	$15,289
Apr-2021	$16,047	$20,081	$22,320
Apr-2022	$13,468	$17,226	$22,367
Apr-2023	$12,148	$16,989	$22,963
Apr-2024	$13,472	$19,511	$28,167
Apr-2025	$12,281	$20,085	$31,574
Apr-2026	$15,223	$26,468	$41,379

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-558-6397.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar U.S. Small Cap Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. SMALL CAP TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Toews Hedged Opportunity Fund	23.96%	-1.05%	4.29%
Morningstar US Small Cap TR USD	31.78%	5.68%	10.22%
S&P 500® Index	31.05%	13.14%	15.26%

Fund Statistics

Table Summary
Net Assets	$48,325,160
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$230,226
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	26.3%
Purchased Options	0.2%
U.S. Government & Agencies	73.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
55.9%
Equity
20.0%
Future Option
0.1%
Other Assets in Excess of Liabilities
24.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	24.0%
Future Option	0.1%
Equity	20.0%
U.S. Treasury Obligations	55.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.620%, 05/05/26	55.9%
Vanguard FTSE Developed Markets ETF	20.0%
CME E-mini Russell 2000 Index Future, 06/18/26 2150.0 Put	0.1%
CME E-Mini Standard & Poor's 500 Index Future, 06/18/26 5850.0 Put	0.0%
CME E-Mini Standard & Poor's 500 Index Future, 06/18/26 6075.0 Put	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus dated March 6, 2026, which is available at https://toewscorp.com/equity-funds/ or upon request at 1-877-558-6397. Effective March 6, 2026, the name of the Toews Hedged U.S. Opportunity Fund changed to Toews Hedged Opportunity Fund. Effective after the close of business March 20, 2026 the Toews Hedged Oceana Fund merged into the Toews Hedged Opportunity Fund.

Toews Hedged Opportunity Fund - Fund (THSMX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-THSMX

Toews Managed Risk Equity Fund

 (TMREX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Managed Risk Equity Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Managed Risk Equity Fund	$135	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund delivered a positive return for the fiscal year, underperforming the S&P 500 Total Return Index and the CBOE S&P 500 BuyWrite Index. Performance reflected meaningful equity participation during the broad market advance through 2025, partially offset by losses during the sharp first-quarter 2026 equity drawdown.

Key Performance Drivers:

The Fund's large-cap equity allocation participated in the broad U.S. equity rebound from May 2025 through December 2025, supported by moderating inflation, resilient corporate earnings, and improving sentiment. Income-producing option strategies, including covered calls and put spread sales, contributed positively during this lower-volatility environment, while long-dated put protection acted as a drag during equity advances. In the first quarter of 2026, market conditions reversed sharply due to a rotation away from concentrated mega-cap growth leadership, rising energy prices, renewed inflation concerns, and the escalation of the Iran conflict. Income-producing option overlays contributed positively during the drawdown, but the Fund's equity exposure was meaningfully impacted by the February and March declines, with the downside of equity exposure outpacing the stabilizing effect of the option overlay.

Strategic Techniques:

The Fund maintained its focus on large-cap U.S. equities with downside protection from long-dated put options and offsetting option premium income via put spread sales and covered calls. This rules-based framework is designed to balance equity participation with systematic risk management and option-based income generation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Toews Managed Risk Equity Fund
CBOE S&P 500® BuyWrite Index
MSCI World Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,379
$32,917
$20,893
$18,256
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Toews Managed Risk Equity Fund	CBOE S&P 500® BuyWrite Index	MSCI World Index	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,949	$11,273	$11,465	$11,792
Apr-2018	$11,734	$12,106	$12,981	$13,356
Apr-2019	$12,593	$12,533	$13,822	$15,158
Apr-2020	$12,151	$10,882	$13,268	$15,289
Apr-2021	$17,434	$13,859	$19,282	$22,320
Apr-2022	$16,482	$15,047	$18,604	$22,367
Apr-2023	$14,799	$14,879	$19,195	$22,963
Apr-2024	$15,807	$16,236	$22,724	$28,167
Apr-2025	$15,828	$17,778	$25,487	$31,574
Apr-2026	$18,256	$20,893	$32,917	$41,379

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-558-6397.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Toews Managed Risk Equity Fund	15.34%	0.93%	6.20%
MSCI World Index	29.16%	11.29%	12.65%
CBOE S&P 500® BuyWrite Index	17.52%	8.56%	7.65%
S&P 500® Index	31.05%	13.14%	15.26%

Fund Statistics

Table Summary
Net Assets	$67,387,785
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$596,890
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Purchased Options	7.7%
U.S. Government & Agencies	92.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
71.2%
Future Option
6.0%
Other Assets in Excess of Liabilities
22.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	22.8%
Future Option	6.0%
U.S. Treasury Obligations	71.2%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.620%, 05/05/26	71.2%
CME E-Mini Standard & Poor's 500 Index Future, 12/17/27 6800.0 Put	6.0%

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus dated March 30, 2026, which is available at https://toewscorp.com/equity-funds/ or upon request at 1-877-558-6397. Effective March 30, 2026, the name and ticker symbol of the Toews Tactical Defensive Alpha Fund, (TTDAX), was changed to Toews Managed Risk Equity Fund, (TMREX).

Toews Managed Risk Equity Fund - Fund (TMREX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewscorp.com/equity-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-TMREX

Toews Tactical Income Fund

 (THHYX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Tactical Income Fund	$128	1.24%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund delivered a positive return for the fiscal year, outperforming the Bloomberg U.S. Aggregate Bond Index while lagging the ICE BofA High Yield U.S. Corporates Cash Pay Index, amid a generally favorable credit environment punctuated by late-period volatility.

Key Performance Drivers:

The Fund's high-yield exposure benefited from narrowing credit spreads and supportive risk sentiment from May through September 2025, as moderating inflation and resilient corporate earnings drove credit market gains. The Fund remained fully invested during this constructive period. Performance was pressured during the fourth quarter of 2025 as elevated interest rate volatility and episodic dislocations in the high-yield market, particularly during November, weighed on returns. In March 2026, escalation of the Iran conflict contributed to a sharp rise in oil prices, renewed inflation concerns, and a broad risk-off move across credit markets. The Fund moved to fully defensive positioning in investment-grade exposures on March 11, 2026, and began implementing defensive positioning in high-yield on March 13, 2026, reaching a fully defensive posture by March 17, 2026 and remaining fully defensive through fiscal year-end. This defensive repositioning helped limit drawdowns during the late-quarter credit spread widening, while prior income generation from diversified credit exposures supported total return.

Strategic Techniques:

The Fund uses an algorithmic, rules-based model to tactically allocate among high-yield, investment-grade corporate, and government bonds. It does not track a specific index but instead seeks to maximize yield while minimizing drawdowns through systematic, rule-driven de-risking during periods of credit market stress.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Toews Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar US Core Bond TR USD Index
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,728	$10,083	$11,356	$10,072
Apr-2018	$10,769	$10,051	$11,718	$10,037
Apr-2019	$11,365	$10,582	$12,507	$10,569
Apr-2020	$11,205	$11,730	$11,856	$11,703
Apr-2021	$12,202	$11,698	$14,221	$11,681
Apr-2022	$11,907	$10,703	$13,516	$10,684
Apr-2023	$11,609	$10,657	$13,680	$10,632
Apr-2024	$12,056	$10,500	$14,896	$10,469
Apr-2025	$12,573	$11,343	$16,190	$11,308
Apr-2026	$13,314	$11,803	$17,619	$11,767

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-558-6397.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar U.S. Core Bond Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. CORE BOND TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Toews Tactical Income Fund	5.89%	1.76%	2.90%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.83%	4.38%	5.83%
Morningstar US Core Bond TR USD Index	4.05%	0.15%	1.64%

Fund Statistics

Table Summary
Net Assets	$381,780,272
Number of Portfolio Holdings	183
Advisory Fee	$4,110,877
Portfolio Turnover	194%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	28.9%
Exchange-Traded Funds	62.1%
Money Market Funds	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-8.6%
Real Estate	0.9%
Consumer Staples	1.5%
Utilities	1.6%
Materials	2.0%
Technology	2.0%
Health Care	2.6%
Industrials	2.6%
Energy	3.4%
Communications	4.1%
Financials	5.1%
Consumer Discretionary	5.4%
Collateral for Securities Loaned	9.8%
Fixed Income	67.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	46.8%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio High Yield Bond ETF	6.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
iShares iBoxx $ High Yield Corporate Bond ETF	3.5%
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/37	0.9%
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39	0.7%
Deutsche Telekom International Finance BV, 9.250%, 06/01/32	0.6%
General Electric Company, 6.750%, 03/15/32	0.6%
MetLife, Inc., 10.750%, 08/01/39	0.6%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Toews Tactical Income Fund - Fund (THHYX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewscorp.com/fixed-income-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-THHYX

Toews Unconstrained Income Fund

 (TUIFX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Unconstrained Income Fund	$128	1.25%

How did the Fund perform during the reporting period?

Performance Overview:

The Fund delivered a positive return for the fiscal year and modestly outperformed the Bloomberg U.S. Aggregate Bond Index, reflecting a generally favorable fixed income environment for most of the period offset by late-period rate and credit volatility.

Key Performance Drivers:

The Fund's diversified exposure to high-yield bonds, U.S. Aggregate Bond holdings and Collateralized Loan Obligations ("CLO(s)") benefited from stable credit markets and consistent income generation from May through September 2025. CLO exposures contributed meaningfully as elevated short-term yields supported attractive carry while limiting duration risk. The fourth quarter of 2025 was marked by interest rate uncertainty and episodic volatility, particularly in November, which limited price appreciation across several fixed income sectors. In the first quarter of 2026, rising oil prices tied to the Iran conflict, renewed inflation concerns, and shifting Federal Reserve policy expectations drove higher rate volatility and a late-quarter risk-off move. The Fund began exiting its U.S. Aggregate Bond positioning on March 17, 2026, completing the exit by March 19, 2026 as interest rate volatility signals deteriorated. Income generation from diversified credit, floating-rate, and short-duration exposures supported total return during this stress period.

Strategic Techniques:

The Fund utilizes an algorithmic, rules-based model to manage allocations across multiple fixed-income sectors. When fully invested, the Fund targets 50% to high-yield bonds, 25% to TIPS, and 25% to the Bloomberg U.S. Aggregate Bond Index. The model may hedge or reallocate these exposures in response to volatility, macroeconomic trends, and rate expectations, with CLOs and floating-rate bonds providing income stability.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Toews Unconstrained Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar US Core Bond TR USD Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,590	$10,083	$10,072
Apr-2018	$10,270	$10,051	$10,037
Apr-2019	$10,731	$10,582	$10,569
Apr-2020	$10,698	$11,730	$11,703
Apr-2021	$11,262	$11,698	$11,681
Apr-2022	$10,955	$10,703	$10,684
Apr-2023	$10,880	$10,657	$10,632
Apr-2024	$11,133	$10,500	$10,469
Apr-2025	$11,596	$11,343	$11,308
Apr-2026	$12,114	$11,803	$11,767

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-558-6397.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar U.S. Core Bond Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. CORE BOND TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Toews Unconstrained Income Fund	4.47%	1.47%	1.94%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Morningstar US Core Bond TR USD Index	4.05%	0.15%	1.64%

Fund Statistics

Table Summary
Net Assets	$42,090,977
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$365,188
Portfolio Turnover	231%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
99.0%
Collateral for Securities Loaned
11.8%
Liabilities in Excess of Other Assets
-10.8%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-10.8%
Collateral for Securities Loaned	11.8%
Fixed Income	99.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	36.4%
PGIM AAA CLO ETF	15.5%
Vanguard Total Bond Market ETF	12.6%
iShares Core U.S. Aggregate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	6.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5.8%
iShares AAA CLO Active ETF	5.0%
iShares Floating Rate Bond ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Toews Unconstrained Income Fund - Fund (TUIFX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://toewscorp.com/fixed-income-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-TUIFX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$83,000
2025	$95,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$20,000
2025	$23,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

TOEWS TACTICAL INCOME FUND
TOEWS HEDGED U.S. FUND
TOEWS HEDGED OPPORTUNITY FUND
(FORMERLY, TOEWS HEDGED U.S. OPPORTUNITY FUND)
TOEWS UNCONSTRAINED INCOME FUND
TOEWS MANAGED RISK EQUITY FUND
(FORMERLY, TOEWS TACTICAL DEFENSIVE ALPHA FUND)

Annual Financial Statements and Additional Information
April 30, 2026

Investor Information: 1-877-558-6397

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.6%
	FIXED INCOME - 67.6%
4,800,000	iShares Broad USD High Yield Corporate Bond ETF	$178,704,000
165,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	13,262,700
250,000	SPDR Bloomberg High Yield Bond ETF(a)	24,207,500
1,000,000	SPDR Portfolio High Yield Bond ETF	23,550,000
500,000	Xtrackers USD High Yield Corporate Bond ETF	18,370,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $256,032,131)	258,094,200

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2%
	AEROSPACE & DEFENSE — 0.6%
800,000	Rolls-Royce PLC(c)		5.7500	10/15/27	811,278
750,000	TransDigm, Inc.(c)		6.7500	08/15/28	761,067
750,000	TransDigm, Inc.(c)		6.3750	05/31/33	756,099
					2,328,444
	APPAREL & TEXTILE PRODUCTS — 0.1%
368,917	Beach Acquisition Bidco, LLC(c)		10.0000	07/15/33	405,967

	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		9.0000	06/15/30	384,101

	AUTOMOTIVE — 1.2%
500,000	American Axle & Manufacturing, Inc.(c)		7.7500	10/15/33	488,931
500,000	Aston Martin Capital Holdings Ltd.(c)		10.0000	03/31/29	401,750
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	773,073
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,737,692
500,000	Nissan Motor Company Ltd.(c)		4.8100	09/17/30	467,637
600,000	Tenneco, Inc.(c)		8.0000	11/17/28	607,294
					4,476,377
	BANKING — 1.5%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,196,649
1,000,000	Barclays PLC(d)	H15T1Y + 3.500%	7.4370	11/02/33	1,121,876
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,252,479

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	BANKING — 1.5% (Continued)
750,000	HSBC Holdings PLC(d)	SOFRRATE + 4.250%	8.1130	11/03/33	$862,967
1,000,000	Lloyds Banking Group PLC(d)	H15T1Y + 3.750%	7.9530	11/15/33	1,142,984
					5,576,955
	BEVERAGES — 1.0%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,522,942
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,075,773
					3,598,715
	BIOTECH & PHARMA — 0.7%
300,000	1261229 BC Ltd.(c)		10.0000	04/15/32	310,100
500,000	Bausch Health Companies, Inc.(c)		11.0000	09/30/28	520,373
1,000,000	Jazz Securities DAC(c)		4.3750	01/15/29	978,530
500,000	Merck & Company, Inc.		6.5000	12/01/33	555,188
300,000	Organon & Company / Organon Foreign Debt Co-Issuer(c)		5.1250	04/30/31	298,331
					2,662,522
	CABLE & SATELLITE — 1.5%
350,000	Altice Financing S.A.(c)		5.7500	08/15/29	257,869
308,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(c)		5.1250	05/01/27	307,810
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(c)		4.7500	03/01/30	1,185,144
750,000	CSC Holdings, LLC(c)		11.7500	01/31/29	538,028
1,000,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.(c)		10.0000	02/15/31	1,041,188
1,250,000	Directv Financing, LLC / Directv Financing Inc.(c)		5.8750	08/15/27	1,251,691
1,000,000	Sirius XM Radio, Inc.(c)		4.0000	07/15/28	971,661
					5,553,391
	CHEMICALS — 0.5%
400,000	Olympus Water US Holding Corporation(c)		7.2500	02/15/33	391,322
550,000	Tronox, Inc.(c)		4.6250	03/15/29	460,694
350,000	Windsor Holdings III, LLC(c)		8.5000	06/15/30	365,848
600,000	WR Grace Holdings, LLC(c)		5.6250	08/15/29	572,006
					1,789,870
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(c)		7.8750	02/15/31	419,908

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	CONSTRUCTION MATERIALS — 0.3%
500,000	Quikrete Holdings, Inc.(c)		6.3750	03/01/32	$507,342
850,000	Standard Industries, Inc.(c)		4.3750	07/15/30	811,124
					1,318,466
	CONTAINERS & PACKAGING — 0.2%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(c)		4.0000	09/01/29	374,666
500,000	Mauser Packaging Solutions Holding Company(c)		7.8750	04/15/27	500,625
					875,291
	DIVERSIFIED INDUSTRIALS — 0.6%
2,000,000	General Electric Company		6.7500	03/15/32	2,222,819

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	876,647

	ELECTRIC UTILITIES — 1.4%
1,000,000	Appalachian Power Company		7.0000	04/01/38	1,115,248
1,000,000	Dominion Energy, Inc.		7.0000	06/15/38	1,110,426
700,000	FirstEnergy Corporation		3.9000	07/15/27	695,341
400,000	Lightning Power, LLC(c)		7.2500	08/15/32	424,814
350,000	NRG Energy, Inc.(c)		6.0000	01/15/36	347,227
190,000	PG&E Corporation		5.0000	07/01/28	189,186
750,000	Progress Energy, Inc.		7.7500	03/01/31	843,958
400,000	Vistra Operations Company, LLC(c)		7.7500	10/15/31	419,681
					5,145,881
	ELECTRICAL EQUIPMENT — 0.1%
500,000	Emerald Debt Merger Sub, LLC(c)		6.6250	12/15/30	512,435

	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation		4.2500	09/15/28	395,873

	ENTERTAINMENT CONTENT — 0.4%
750,000	Univision Communications, Inc.(c)		7.3750	06/30/30	749,708
650,000	Warnermedia Holdings, Inc.		4.2790	03/15/32	588,250
400,000	Warnermedia Holdings, Inc.		5.0500	03/15/42	286,188
					1,624,146

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	FOOD — 0.4%
300,000	Chobani, LLC / Chobani Finance Corp, Inc.(c)		7.6250	07/01/29	$310,009
750,000	Kraft Heinz Foods Company		6.8750	01/26/39	817,164
350,000	Viking Baked Goods Acquisition Corporation(c)		8.6250	11/01/31	357,925
					1,485,098
	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation		5.4500	10/15/32	519,586

	HEALTH CARE FACILITIES & SERVICES — 1.0%
522,000	CHS/Community Health Systems, Inc.(c)		10.8750	01/15/32	560,876
1,000,000	DaVita, Inc.(c)		4.6250	06/01/30	968,428
500,000	Encompass Health Corporation		4.7500	02/01/30	492,309
400,000	IQVIA, Inc.(c)		6.2500	06/01/32	407,686
700,000	Tenet Healthcare Corporation		6.1250	10/01/28	702,144
900,000	Tenet Healthcare Corporation		6.1250	06/15/30	906,148
					4,037,591
	INDUSTRIAL SUPPORT SERVICES — 0.4%
650,000	United Rentals North America, Inc.		3.8750	11/15/27	641,765
750,000	United Rentals North America, Inc.		5.2500	01/15/30	751,986
					1,393,751
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
150,000	Coinbase Global, Inc.(c)		3.3750	10/01/28	143,911
3,000,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	3,261,169
250,000	Jane Street Group / JSG Finance, Inc.(c)		4.5000	11/15/29	242,948
500,000	Jefferies Financial Group, Inc.		6.4500	06/08/27	509,351
750,000	Morgan Stanley		7.2500	04/01/32	850,898
					5,008,277
	INSURANCE — 1.2%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(c)		6.7500	10/15/27	300,283
300,000	Ardonagh Finco Ltd.(c)		7.7500	02/15/31	306,114
550,000	Genworth Holdings, Inc.		6.5000	06/15/34	554,768
300,000	HUB International Ltd.(c)		7.2500	06/15/30	310,495
350,000	HUB International Ltd.(c)		7.3750	01/31/32	358,723

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	INSURANCE — 1.2% (Continued)
300,000	Jones Deslauriers Insurance Management, Inc.(c)		8.5000	03/15/30	$309,404
1,700,000	MetLife, Inc.		10.7500	08/01/39	2,205,777
400,000	Panther Escrow Issuer, LLC(c)		7.1250	06/01/31	402,468
					4,748,032
	INTERNET MEDIA & SERVICES — 0.4%
500,000	Netflix, Inc.		5.8750	11/15/28	519,155
1,000,000	Uber Technologies, Inc.(c)		4.5000	08/15/29	991,696
					1,510,851
	LEISURE FACILITIES & SERVICES — 2.7%
500,000	1011778 BC ULC / New Red Finance, Inc.(c)		3.8750	01/15/28	490,963
750,000	1011778 BC ULC / New Red Finance, Inc.(c)		4.0000	10/15/30	714,017
500,000	Caesars Entertainment, Inc.(c)		7.0000	02/15/30	507,436
350,000	Carnival Corporation(c)		5.7500	08/01/32	352,151
900,000	Hilton Domestic Operating Company, Inc.(c)		3.6250	02/15/32	824,691
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(c)		4.7500	06/01/27	998,792
700,000	Las Vegas Sands Corporation		3.9000	08/08/29	675,903
1,200,000	Live Nation Entertainment, Inc.(c)		6.5000	05/15/27	1,201,303
850,000	Melco Resorts Finance Ltd.(c)		5.3750	12/04/29	831,163
750,000	Midwest Gaming Borrower, LLC(c)		4.8750	05/01/29	734,911
500,000	NCL Corporation Ltd.(c)		6.7500	02/01/32	497,406
750,000	Royal Caribbean Cruises Ltd.(c)		6.2500	03/15/32	767,060
500,000	Royal Caribbean Cruises Ltd.(c)		6.0000	02/01/33	507,829
378,000	Voyager Parent, LLC(c)		9.2500	07/01/32	402,207
850,000	Wynn Macau Ltd.(c)		5.6250	08/26/28	846,973
					10,352,805
	MACHINERY — 0.2%
600,000	Hillenbrand, Inc.		3.7500	03/01/31	581,717

	MEDICAL EQUIPMENT & DEVICES — 0.9%
400,000	Avantor Funding, Inc.(c)		4.6250	07/15/28	394,535
950,000	Boston Scientific Corporation		7.3750	01/15/40	1,119,003
750,000	Koninklijke Philips N.V.		6.8750	03/11/38	829,488
1,000,000	Medline Borrower, L.P.(c)		3.8750	04/01/29	972,543
					3,315,569

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	METALS & MINING — 0.6%
500,000	FMG Resources August 2006 Pty Ltd.(c)		4.3750	04/01/31	$478,321
750,000	Novelis Corporation(c)		4.7500	01/30/30	718,970
1,000,000	Vale Overseas Ltd.		8.2500	01/17/34	1,189,610
					2,386,901
	OIL & GAS PRODUCERS — 2.4%
500,000	Apache Corporation		5.1000	09/01/40	438,600
400,000	Cheniere Energy, Inc.		4.6250	10/15/28	398,725
400,000	Civitas Resources, Inc.(c)		8.7500	07/01/31	419,737
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(c)		5.5000	06/15/31	740,758
750,000	Occidental Petroleum Corporation		6.1250	01/01/31	783,253
1,000,000	Occidental Petroleum Corporation		6.4500	09/15/36	1,075,453
650,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	649,772
500,000	PBF Holding Company, LLC / PBF Finance Corporation(c)		9.8750	03/15/30	537,509
500,000	Rockcliff Energy II, LLC(c)		5.5000	10/15/29	493,474
600,000	Southwestern Energy Company		4.7500	02/01/32	588,732
400,000	Sunoco, L.P.(c)		5.6250	03/15/31	401,642
1,000,000	Tosco Corporation		8.1250	02/15/30	1,114,615
1,250,000	Venture Global LNG, Inc.(c)		8.3750	06/01/31	1,303,754
500,000	Venture Global LNG, Inc.(c)		9.8750	02/01/32	536,593
					9,482,617
	OIL & GAS SERVICES & EQUIPMENT — 1.0%
1,000,000	Nabors Industries, Inc.(c)		9.1250	01/31/30	1,050,104
700,000	Transocean, Inc.(c)		8.7500	02/15/30	733,451
500,000	Transocean, Inc.		7.5000	04/15/31	515,378
750,000	USA Compression Partners, L.P. / USA Compression Finance Corporation(c)		7.1250	03/15/29	773,764
400,000	Valaris Ltd.(c)		8.3750	04/30/30	417,244
184,000	Weatherford International Ltd.(c)		8.6250	04/30/30	188,655
					3,678,596
	PUBLISHING & BROADCASTING — 0.1%
450,000	Gray Media, Inc.(c)		10.5000	07/15/29	477,955

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
500,000	Iron Mountain, Inc.(c)		5.2500	07/15/30	496,089

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.8% (Continued)
350,000	Millrose Properties, Inc.(c)		6.3750	08/01/30	$354,636
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation		3.5000	03/15/31	287,158
750,000	SBA Communications Corporation		3.1250	02/01/29	722,530
300,000	Service Properties Trust(c)		8.6250	11/15/31	316,371
750,000	Simon Property Group, L.P.		6.7500	02/01/40	843,086
					3,019,870
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
300,000	Howard Hughes Corporation (The)(c)		4.3750	02/01/31	281,099

	RETAIL - DISCRETIONARY — 1.1%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(c)		5.3750	03/01/29	388,944
650,000	Builders FirstSource, Inc.(c)		4.2500	02/01/32	603,968
343,470	Carvana Company(c)		9.0000	06/01/31	380,170
800,000	Hertz Corporation (The)(c)		12.6250	07/15/29	754,606
500,000	KOHL’S Corporation		5.1250	05/01/31	408,100
209,000	Macy’s Retail Holdings, LLC(c)		5.8750	03/15/30	208,596
600,000	Queen MergerCo, Inc.(c)		6.7500	04/30/32	611,264
800,000	Staples, Inc.(c)		10.7500	09/01/29	764,612
					4,120,260
	SOFTWARE — 1.2%
500,000	AthenaHealth Group, Inc.(c)		6.5000	02/15/30	477,035
650,000	Cloud Software Group, Inc.(c)		6.5000	03/31/29	632,856
350,000	CoreWeave, Inc.(c)		9.0000	02/01/31	347,497
400,000	McAfee Corporation(c)		7.3750	02/15/30	324,486
3,000,000	Microsoft Corporation		2.9210	03/17/52	1,916,486
1,000,000	UKG, Inc.(c)		6.8750	02/01/31	973,356
					4,671,716
	SPECIALTY FINANCE — 1.0%
400,000	Ally Financial, Inc.		6.7000	02/14/33	413,272
350,000	Freedom Mortgage Holdings, LLC(c)		9.2500	02/01/29	361,568
300,000	Midcap Financial Issuer Trust(c)		6.5000	05/01/28	297,814
300,000	Nationstar Mortgage Holdings, Inc.(c)		7.1250	02/01/32	297,000
300,000	Navient Corporation		5.5000	03/15/29	288,386
350,000	OneMain Finance Corporation		6.6250	05/15/29	356,246

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	SPECIALTY FINANCE — 1.0% (Continued)
400,000	PennyMac Financial Services, Inc.(c)		6.8750	05/15/32	$396,018
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(c)		3.8750	03/01/31	557,402
800,000	Starwood Property Trust, Inc.(c)		4.3750	01/15/27	798,447
					3,766,153
	STEEL — 0.4%
700,000	Cleveland-Cliffs, Inc.(c)		6.7500	04/15/30	694,340
750,000	Cleveland-Cliffs, Inc.(c)		7.0000	03/15/32	750,439
					1,444,779
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	893,277
500,000	Seagate HDD Cayman		9.6250	12/01/32	549,685
					1,442,962
	TECHNOLOGY SERVICES — 0.4%
500,000	Block, Inc.		3.5000	06/01/31	454,267
500,000	Neptune Bidco US, Inc.(c)		9.2900	04/15/29	506,056
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(c)		6.7500	08/15/32	498,780
					1,459,103
	TELECOMMUNICATIONS — 1.7%
800,000	CenturyLink, Inc.(c)		4.5000	01/15/29	768,560
500,000	Connect Finco S.A.RL / Connect US Finco, LLC(c)		9.0000	09/15/29	527,950
2,000,000	Deutsche Telekom International Finance BV		9.2500	06/01/32	2,449,645
500,000	Frontier Communications Holdings, LLC(c)		8.7500	05/15/30	511,881
1,000,000	Sprint Capital Corporation		8.7500	03/15/32	1,190,020
400,000	Telecom Italia Capital S.A.		6.3750	11/15/33	420,272
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(c)		8.2500	10/01/31	423,287
350,000	WULF Compute, LLC(c)		7.7500	10/15/30	368,201
					6,659,816
	TRANSPORTATION & LOGISTICS — 0.5%
750,000	Canadian Pacific Railway Company		7.1250	10/15/31	838,094
400,000	Delta Air Lines, Inc.		3.7500	10/28/29	385,234
400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(c)		9.8750	09/20/31	370,842
400,000	United Airlines, Inc.(c)		4.6250	04/15/29	395,037
					1,989,207

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.2% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2%
500,000	C&S Group Enterprises, LLC(c)	5.0000	12/15/28	$468,166
400,000	US Foods, Inc.(c)	4.7500	02/15/29	395,872
				864,038
	WHOLESALE - DISCRETIONARY — 0.1%
300,000	Verde Purchaser, LLC(c)	10.5000	11/30/30	316,227

	TOTAL CORPORATE BONDS (Cost $117,551,384)			119,182,384

	SHORT-TERM INVESTMENTS — 9.8%
	COLLATERAL FOR SECURITIES LOANED - 9.8%
37,493,155	State Street Institutional US Government Money Market Fund, Premium Class, 3.64% (Cost $37,493,155)(b),(e)			37,493,155

	TOTAL INVESTMENTS - 108.6% (Cost $411,076,670)			$414,769,739
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%			(32,989,467)
	NET ASSETS - 100.0%			$381,780,272

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2026 was $36,864,957.

(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $37,493,155 at April 30, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 64,001,144 or 16.8% of net assets.

(d)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 73.6%
	U.S. TREASURY BILLS — 73.6%
45,000,000	United States Treasury Bill(a)	3.6200	05/05/26	$44,982,200
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $44,982,600)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
170	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/18/2026	$5,850	$61,571,875	$78,200
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $169,174)

	TOTAL INVESTMENTS - 73.7% (Cost $45,151,774)					$45,060,400
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.3%					16,038,561
	NET ASSETS - 100.0%					$61,098,961

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Fair Value and Unrealized Appreciation
33	CME E-Mini NASDAQ 100 Index Future	EDF	06/22/2026	$18,213,360	$864,964
118	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/22/2026	42,738,125	1,153,106
	TOTAL FUTURES CONTRACTS				$2,018,070

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS HEDGED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 20.0%
	EQUITY - 20.0%
140,300	Vanguard FTSE Developed Markets ETF	$9,652,640
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,670,227)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 55.9%
	U.S. TREASURY BILLS — 55.9%
27,000,000	United States Treasury Bill(a)	3.6200	05/05/26	26,989,319
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $26,989,560)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
176	CME E-mini Russell 2000 Index Futures	EDF	06/18/2026	$2,150	$24,708,640	$29,920
41	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/18/2026	5,850	14,849,688	18,860
27	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/18/2026	6,075	9,779,063	17,280
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $140,821)					66,060

	TOTAL INVESTMENTS – 76.0% (Cost $36,800,608)					$36,708,019
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.0%					11,617,141
	NET ASSETS - 100.0%					$48,325,160

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Fair Value and Unrealized Appreciation
8	CME E-Mini NASDAQ 100 Index Future	EDF	06/22/2026	$4,415,360	$213,823
86	CME E-Mini Russell 2000 Index Future	EDF	06/22/2026	12,073,540	355,267
28	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/22/2026	10,141,250	275,294
33	CME E-Mini Standard & Poor’s MidCap 400 Index Future	EDF	06/22/2026	12,048,960	199,240
	TOTAL FUTURES CONTRACTS				$1,043,624

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate Shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	FIXED INCOME – 99.0%
40,500	iShares AAA CLO Active ETF	$2,104,988
412,000	iShares Broad USD High Yield Corporate Bond ETF	15,338,760
53,200	iShares Core U.S. Aggregate Bond ETF	5,272,120
41,200	iShares Floating Rate Bond ETF	2,102,848
30,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	2,411,400
127,400	PGIM AAA CLO ETF	6,534,346
27,000	SPDR Bloomberg High Yield Bond ETF(a)	2,614,410
72,000	Vanguard Total Bond Market ETF	5,292,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,537,081)	41,670,872

	SHORT-TERM INVESTMENTS — 11.8%
	COLLATERAL FOR SECURITIES LOANED - 11.8%
4,961,195	State Street Institutional US Government Money Market Fund,	4,961,195
	Premier Class, 3.64% (Cost $4,961,195)(b),(c)

	TOTAL INVESTMENTS - 110.8% (Cost $46,498,276)	$46,632,067
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8)%	(4,541,090)
	NET ASSETS - 100.0%	$42,090,977

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2026 was $4,877,649.

(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $4,961,195 at April 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

TOEWS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 71.2%
	U.S. TREASURY BILLS — 71.2%
48,000,000	United States Treasury Bill(a)	3.6200	05/05/26	$47,981,013
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,981,440)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 6.0%
	PUT OPTIONS PURCHASED - 6.0%
196	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/17/2027	$6,800	$74,558,400	$4,027,800
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $5,059,275)

	TOTAL INVESTMENTS - 77.2% (Cost $53,040,715)					$52,008,813
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.8%					15,378,972
	NET ASSETS - 100.0%					$67,387,785

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Fair Value and Unrealized Appreciation
186	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/22/2026	$67,366,875	$4,537,893
	TOTAL FUTURES CONTRACTS

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate Shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2026

	Toews Tactical		Toews Hedged
	Income		U.S.
	Fund		Fund
ASSETS:
Investments, at cost	$411,076,670		$45,151,774
Investments, at fair value	$414,769,739	*	$45,060,400
Cash and cash equivalents	3,093,847		9,561,438
Cash deposit with broker - futures margin balance	4,732		4,515,408
Dividends and interest receivable	1,972,311		22,475
Receivable for Fund shares sold	177,528		13,723
Unrealized appreciation from futures contracts	—		2,018,070
Prepaid expenses and other assets	18,271		8,715
Total Assets	420,036,428		61,200,229

LIABILITIES:
Collateral for securities loaned	37,493,155		—
Payable for Fund shares redeemed	329,005		30,776
Accrued advisory fees	319,872		37,755
Payable to related parties	41,538		2,819
Accrued expenses and other liabilities	72,586		29,918
Total Liabilities	38,256,156		101,268

Net Assets	$381,780,272		$61,098,961

NET ASSETS CONSIST OF:
Paid in capital	$448,223,412		$60,947,414
Accumulated earnings (losses)	(66,443,140)		151,547
Net Assets	$381,780,272		$61,098,961

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	38,743,352		4,054,144
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.85		$15.07

*	Includes Securities Loaned $36,864,957.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2026

	Toews Hedged	Toews		Toews Managed
	Opportunity	Unconstrained Income		Risk Equity
	Fund	Fund		Fund
ASSETS:
Investments, at cost	$36,800,608	$46,498,276		$53,040,715
Investments, at fair value	$36,708,019	$46,632,067	*	$52,008,813
Cash and cash equivalents	7,760,588	464,608		13,241,732
Cash deposit with broker - futures margin balance	2,892,247	—		—
Receivable for Fund shares sold	14,830	8,576		4,768
Unrealized appreciation from futures contracts	1,043,624	—		4,537,893
Dividends and interest receivable	33,914	37,060		24,009
Prepaid expenses and other assets	16,644	9,123		13,870
Total Assets	48,469,866	47,151,434		69,831,085

LIABILITIES:
Accrued advisory fees	73,776	41,041		43,998
Payable for Fund shares redeemed	45,240	24,170		54,162
Payable to related parties	1,964	4,334		3,434
Collateral on securities loaned	—	4,961,195		—
Payable for securities purchased	—	—		1,013,778
Due to broker	—	—		1,298,394
Accrued expenses and other liabilities	23,726	29,717		29,534
Total Liabilities	144,706	5,060,457		2,443,300

Net Assets	$48,325,160	$42,090,977		$67,387,785

NET ASSETS CONSIST OF:
Paid in capital	$66,941,890	$50,177,898		$80,337,161
Accumulated losses	(18,616,730)	(8,086,921)		(12,949,376)
Net Assets	$48,325,160	$42,090,977		$67,387,785

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,554,350	4,589,239		6,211,492
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.61	$9.17		$10.85

*	Includes Securities Loaned $4,877,649.

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2026

	Toews Tactical	Toews Hedged
	Income	U.S.
	Fund	Fund
Investment Income:
Interest income	$9,107,659	$2,096,075
Dividend income	17,720,859	—
Securities lending income, net	48,584	—
Total Investment Income	26,877,102	2,096,075

Operating Expenses:
Investment advisory fees	4,110,877	614,733
Third party administrative servicing fees	386,588	68,973
Administration fees	241,446	61,883
Fund accounting fees	86,018	12,995
Transfer agent fees	66,123	14,927
Registration fees	43,500	28,000
Printing expenses	40,999	25,499
Compliance officer fees	34,053	10,994
Legal fees	30,904	11,001
Audit and tax fees	20,948	19,696
Trustees’ fees	17,481	17,481
Insurance expenses	6,925	2,807
Interest expenses	965	921
Miscellaneous expenses	—	3,501
Total Operating Expenses	5,086,827	893,411

Less: Expenses waived by Adviser	—	(123,947)
Net Operating Expenses	5,086,827	769,464

Net Investment Income	21,790,275	1,326,611

Realized and Unrealized Gain (Loss) on Investments, Options Purchased, and Futures Contracts
Net realized gain (loss) on:
Investments	(926,495)	(184)
Options Purchased	—	(593,633)
Futures contracts	(1,457,282)	9,517,436
Net change in unrealized appreciation (depreciation) on:
Investments	4,977,560	1,268
Options Purchased	—	(90,974)
Futures contracts	—	2,018,070
Net Realized and Unrealized Gain on Investments Options Purchased, and Futures Contracts	2,593,783	10,851,983

Net Increase in Net Assets Resulting From Operations	$24,384,058	$12,178,594

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2026

	Toews Hedged	Toews	Toews Managed
	Opportunity	Unconstrained Income	Risk Equity
	Fund	Fund	Fund
Investment Income:
Interest income	$1,038,520	$179,728	$2,293,753
Dividend income	—	2,234,784	14,394
Securities lending income, net	—	15,756	—
Total Investment Income	1,038,520	2,430,268	2,308,147

Operating Expenses:
Investment advisory fees	312,556	466,023	685,365
Administration fees	41,052	34,460	61,552
Third party administrative servicing fees	28,756	48,602	59,537
Trustees’ fees	17,481	17,481	17,467
Registration fees	15,001	26,799	27,399
Printing expenses	13,001	18,998	14,501
Transfer agent fees	12,144	12,879	16,433
Compliance officer fees	9,001	10,501	11,526
Legal fees	7,001	10,001	11,501
Audit and tax fees	6,696	20,848	19,297
Fund accounting fees	6,551	10,121	14,607
Insurance expenses	2,905	2,807	3,004
Interest expenses	670	—	2,878
Miscellaneous expenses	1,501	3,500	3,500
Total Operating Expenses	474,316	683,020	948,567

Less: Expenses waived by Adviser	(82,330)	(100,835)	(88,475)
Net Operating Expenses	391,986	582,185	860,092

Net Investment Income	646,534	1,848,083	1,448,055

Realized and Unrealized Gain (Loss) on Investments Options Purchased, and Futures Contracts:
Net realized gain (loss) on:
Investments	(191)	125,576	(274)
Options Purchased	157,277	—	(3,011,019)
Options Written	—	—	(573,182)
Futures contracts	5,011,417	—	9,170,365
Net change in unrealized appreciation (depreciation) on:
Investments	(16,994)	139,298	744
Options Purchased	(74,761)	—	(2,797,241)
Options Written	—	—	(38,514)
Futures contracts	1,043,624	—	5,479,865
Net Realized and Unrealized Gain on Investments Options Purchased, and Futures Contracts	6,120,372	264,874	8,230,744

Net Increase in Net Assets Resulting From Operations	$6,766,906	$2,112,957	$9,678,799

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged U.S.
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Operations:
Net investment income	$21,790,275	$24,365,974	$1,326,611	$1,959,803
Net realized gain (loss) on investments, options purchased and futures contracts	(2,383,777)	(3,694,978)	8,923,619	(3,391,652)
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	4,977,560	(323,969)	1,928,364	(1,473)
Net increase (decrease) in net assets resulting from operations	24,384,058	20,347,027	12,178,594	(1,433,322)

Dividends and Distributions to Shareholders:
Distributions paid	(21,751,251)	(24,423,238)	(1,775,495)	(2,279,911)
Total Dividends and Distributions to Shareholders	(21,751,251)	(24,423,238)	(1,775,495)	(2,279,911)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	67,567,639	113,985,327	13,662,667	14,939,379
Reinvestment of dividends and distributions	20,404,789	23,073,244	1,722,150	2,229,061
Cost of shares redeemed	(147,947,834)	(177,438,812)	(21,114,378)	(29,580,161)
Net decrease in net assets from share transactions of beneficial interest	(59,975,406)	(40,380,241)	(5,729,561)	(12,411,721)

Total Increase (Decrease) in Net Assets	(57,342,599)	(44,456,452)	4,673,538	(16,124,954)

Net Assets:
Beginning of year	439,122,871	483,579,323	56,425,423	72,550,377
End of year	$381,780,272	$439,122,871	$61,098,961	$56,425,423

Share Activity:
Shares Sold	6,766,588	11,262,375	952,612	1,100,195
Shares Reinvested	2,047,611	2,285,382	116,048	166,846
Shares Redeemed	(14,826,286)	(17,580,954)	(1,465,446)	(2,175,391)
Net decrease in shares of beneficial interest outstanding	(6,012,087)	(4,033,197)	(396,786)	(908,350)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Opportunity		Toews Unconstrained
	Fund		Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Operations:
Net investment income	$646,534	$1,362,082	$1,848,083	$1,709,894
Net realized gain (loss) on investments, options purchased, options written and futures contracts	5,168,503	(4,574,262)	125,576	(205,486)
Distributions of capital gains from underlying investment companies	—	—	—	1,034
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	951,869	(679)	139,298	11,563
Net increase (decrease) in net assets resulting from operations	6,766,906	(3,212,859)	2,112,957	1,517,005

Distributions to Shareholders:
Distributions paid	(1,361,946)	(2,041,154)	(1,826,791)	(1,709,537)
Total Dividends and Distributions to Shareholders	(1,361,946)	(2,041,154)	(1,826,791)	(1,709,537)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	3,306,622	7,803,042	8,951,880	24,362,049
Net proceeds from merger (Note 10)	21,615,167	—	—	—
Reinvestment of dividends and distributions	1,335,885	2,024,568	1,804,877	1,687,978
Cost of shares redeemed	(12,697,880)	(32,735,869)	(20,969,901)	(15,635,884)
Net increase (decrease) in net assets from share transactions of beneficial interest	13,559,794	(22,908,259)	(10,213,144)	10,414,143

Total Increase (Decrease) in Net Assets	18,964,754	(28,162,272)	(9,926,978)	10,221,611

Net Assets:
Beginning of year	29,360,406	57,522,678	52,017,955	41,796,344
End of year	$48,325,160	$29,360,406	$42,090,977	$52,017,955

Share Activity:
Shares Sold	326,230	772,722	970,439	2,627,349
Shares issued due to merger (Note 10)	2,081,704	—	—	—
Shares Reinvested	132,265	210,673	195,781	181,837
Shares Redeemed	(1,251,700)	(3,293,849)	(2,271,919)	(1,685,284)
Net increase (decrease) in shares of beneficial interest outstanding	1,288,499	(2,310,454)	(1,105,699)	1,123,902

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Managed Risk
	Equity Fund

	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
Operations:
Net investment income	$1,448,055	$1,476,023
Net realized gain (loss) on investments, options purchased, options written and futures contracts	5,585,890	(979,878)
Net change in unrealized appreciation (depreciation) on investments, options purchased, options written and futures contracts	2,644,854	(30,271)
Net increase in net assets resulting from operations	9,678,799	465,874

Dividends and Distributions to Shareholders:
Distributions paid	(1,450,323)	(1,609,123)
Total Dividends and Distributions to Shareholders	(1,450,323)	(1,609,123)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	27,944,982	13,858,660
Reinvestment of dividends and distributions	1,431,273	1,598,774
Cost of shares redeemed	(22,495,441)	(25,224,713)
Net increase (decrease) in net assets from share transactions of beneficial interest	6,880,814	(9,767,279)

Total Increase (Decrease) in Net Assets	15,109,290	(10,910,528)

Net Assets:
Beginning of year	52,278,495	63,189,023
End of year	$67,387,785	$52,278,495

Share Activity:
Shares Sold	2,774,166	1,373,145
Shares Reinvested	131,793	159,082
Shares Redeemed	(2,139,706)	(2,471,651)
Net increase (decrease) in shares of beneficial interest outstanding	766,253	(939,424)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	April 30, 2026		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022
Net asset value, beginning of year	$9.81		$9.91		$10.03		$10.61		$11.10

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.53		0.52		0.49		0.31		0.19
Net realized and unrealized gain (loss) on investments	0.04		(0.09)		(0.11)		(0.58)		(0.45)
Total from investment operations	0.57		0.43		0.38		(0.27)		(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.53)		(0.50)		(0.31)		(0.23)
Total distributions	(0.53)		(0.53)		(0.50)		(0.31)		(0.23)

Net asset value, end of year	$9.85		$9.81		$9.91		$10.03		$10.61

Total return (b)	5.89%		4.29%		3.85%		(2.51	)% (c)	(2.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$381,780		$439,123		$483,579		$589,962		$661,269
Ratios to average net assets
Expenses(d)	1.24	% (f)	1.25	% (f)	1.23	% (f)	1.21	% (f)	1.21%
Net investment income, net of reimbursement (d,e)	5.30%		5.18%		4.96%		3.06%		1.74%
Portfolio turnover rate	194%		380%		465%		1026%		790%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses (d)	1.24%	1.25%	1.23%	1.21%	N/A

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	April 30, 2026		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022
Net asset value, beginning of year	$12.68		$13.54		$12.54		$12.56		$15.00

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.31		0.40		0.44		0.12		(0.05)
Net realized and unrealized gain (loss) on investments	2.51		(0.77)		1.04		(0.14)		(0.59)
Total from investment operations	2.82		(0.37)		1.48		(0.02)		(0.64)

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.49)		(0.48)		—		—
From net realized gains on investments	(0.08)		—		—		—		(1.75)
From return of capital	—		—		—		—		(0.05)
Total distributions	(0.43)		(0.49)		(0.48)		—		(1.80)

Net asset value, end of year	$15.07		$12.68		$13.54		$12.54		$12.56

Total return (b)	22.28%		(2.94)%		11.93%		(0.16)%		(5.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$61,099		$56,425		$72,550		$83,361		$124,788
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)	1.25	% (e)	1.25	% (e)	1.25%
Expenses, before reimbursement (c)	1.45	% (e)	1.43	% (e)	1.37	% (e)	1.33	% (e)	1.26%
Net investment income (loss), net of reimbursement (c,d)	2.16%		2.93%		3.31%		1.02%		(0.35)%
Portfolio turnover rate	0%		427%		3133%		0%		443%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	N/A
Expenses, before reimbursement (c)	1.45%	1.43%	1.37%	1.33%	N/A

See accompanying notes to financial statements.

Toews Hedged Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year		For the Year
	Ended	Ended	Ended	Ended		Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023		April 30, 2022
Net asset value, beginning of year	$8.99	$10.32	$9.37	$10.39		$14.56

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.21	0.29	0.32	0.10		(0.05)
Net realized and unrealized gain (loss) on investments	1.92	(1.17)	0.70	(1.12)		(2.17)
Total from investment operations	2.13	(0.88)	1.02	(1.02)		(2.22)

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.45)	(0.07)	(0.00	) (b)	(0.00	) (b)
From net realized gains on investments	—	—	—	—		(1.95)
Total distributions	(0.51)	(0.45)	(0.07)	(0.00	) (b)	(1.95)

Net asset value, end of year	$10.61	$8.99	$10.32	$9.37		$10.39

Total return (c)	23.96%	(8.84)%	10.90%	(9.80)%		(16.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$48,325	$29,360	$57,523	$62,491		$97,855
Ratios to average net assets
Expenses, net of reimbursement (d,f)	1.25%	1.26%	1.25%	1.25%		1.26%
Expenses, before reimbursement (d,f)	1.52%	1.51%	1.41%	1.34%		1.31%
Net investment income (loss), net of reimbursement (d,e)	2.07%	2.90%	3.25%	0.98%		(0.39)%
Portfolio turnover rate	0%	422%	3059%	0%		433%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (d)	1.52%	1.50%	1.41%	1.34%	1.30%

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
Net asset value, beginning of year	$9.13	$9.14	$9.32	$9.60	$10.04

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.37	0.39	0.39	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.03	(0.01)	(0.18)	(0.28)	(0.42)
Total from investment operations	0.40	0.38	0.21	(0.07)	(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.36)	(0.39)	(0.39)	(0.19)	(0.17)
From return of capital	—	—	—	(0.02)	—
Total distributions	(0.36)	(0.39)	(0.39)	(0.21)	(0.17)

Net asset value, end of year	$9.17	$9.13	$9.14	$9.32	$9.60

Total return (b)	4.47%	4.16%	2.32%	(0.68)%	(2.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$42,091	$52,018	$41,796	$54,444	$64,595
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.47%	1.51%	1.44%	1.38%	1.33%
Net investment income, net of reimbursement (c,d)	3.97%	4.17%	4.21%	2.21%	1.51%
Portfolio turnover rate	231%	380%	722%	691%	651%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Managed Risk Equity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	April 30, 2026		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022
Net asset value, beginning of year	$9.60		$9.90		$9.51		$10.70		$14.39

ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.22		0.27		0.23		0.13		0.02
Net realized and unrealized gain (loss) on investments	1.25		(0.24)		0.41		(1.22)		(0.65)
Total from investment operations	1.47		0.03		0.64		(1.09)		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.33)		(0.25)		(0.10)		—
From net realized gains on investments	—		—		—		—		(3.06)
Total distributions	(0.22)		(0.33)		(0.25)		(0.10)		(3.06)

Net asset value, end of year	$10.85		$9.60		$9.90		$9.51		$10.70

Total return (b)	15.34%		0.13%		6.81%		(10.21)%		(5.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$67,388		$52,278		$63,189		$108,318		$125,951
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e)	1.25	% (e)	1.25	% (e)	1.26	% (e)	1.25%
Expenses, before reimbursement (c)	1.38	% (e)	1.41	% (e)	1.34	% (e)	1.29	% (e)	1.24%
Net investment Income, net of reimbursement (c,d)	2.11%		2.62%		2.40%		1.27%		0.16%
Portfolio turnover rate	0%		764%		669%		610%		1003%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	N/A
Expenses, before reimbursement (c)	1.38%	1.41%	1.34%	1.28%	N/A

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2026

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged U.S. Fund (the “U.S. Fund”), Toews Hedged Opportunity Fund (formerly, Toews Hedged U.S. Opportunity Fund) (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”), and Toews Managed Risk Equity Fund (formerly, Toews Tactical Defensive Alpha Fund) (the “Risk Equity Fund”) (each a “Fund,” collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Opportunity Fund and the Unconstrained Income Fund are “fund of funds” in that each Fund will generally invest in other investment companies.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Risk Equity Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2026 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$258,094,200	$—	$—	$258,094,200
Corporate Bonds	—	119,182,384	—	119,182,384
Collateral For Securities Loaned	37,493,155	—	—	37,493,155
Total	$295,587,355	$119,182,384	$—	$414,769,739

U.S. Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$44,982,200	$—	$44,982,200
Future Options Purchased	78,200	—	—	78,200
Long Future Contracts	2,018,070	—	—	2,018,070
Total	$2,096,270	$44,982,200	$—	$47,078,470

Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,652,640	$—	$—	$9,652,640
US Government & Agencies	$—	$26,989,319	$—	$26,989,319
Future Options Purchased	66,060	—	—	66,060
Long Future Contracts	1,043,624	—	—	1,043,624
Total	$10,762,324	$26,989,319	$—	$37,751,643

Unconstrained Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,670,872	$—	$—	$41,670,872
Collateral For Securities Loaned	4,961,195	—	—	4,961,195
Total	$46,632,067	$—	$—	$46,632,067

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

Risk Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
US Government & Agencies	$—	$47,981,013	$—	$47,981,013
Future Options Purchased	4,027,800	—	—	4,027,800
Long Futures Contracts	4,537,893	—	—	4,537,893
Total	$8,565,693	$47,981,013	$—	$56,546,706

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2026, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended April 30, 2026, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and options written subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

Futures

Fund	Risk Type	Statements of Assets and Liabilities Unrealized Appreciation from Futures Contracts	Statements of Operations Change in Unrealized Appreciation on Futures Contracts	Statements of Operations Realized Gain (Loss) on Futures Contracts
Tactical Income Fund	Interest Rate Risk	$—	$—	$(1,457,282)
U.S. Fund	Equity Price Risk	2,018,070	2,018,070	9,517,436
Opportunity Fund	Equity Price Risk	1,043,624	1,043,624	5,011,417
Risk Equity Fund	Equity Price Risk	4,537,893	5,479,865	9,170,365

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

Options Purchased

			Statements of	Statements of
		Statements of Assets	Operations	Operations
		and Liabilities	Change in Unrealized	Realized Gain
		Investments, at Fair	Depreciation on	(Loss) on Options
Fund	Risk Type	Value	Options Purchased	Purchased
U.S. Fund	Equity Price Risk	$ 78,200	(90,974)	(593,633)
Opportunity Fund	Equity Price Risk	66,060	(74,761)	157,277
Risk Equity Fund	Equity Price Risk	4,027,800	(2,797,241)	(3,011,019)

Options Written

			Statements of	Statements of
		Statements of Assets	Operations	Operations
		and Liabilities	Change in Unrealized	Realized Gain
		Options Written, at	Depreciation on	(Loss) on Options
Fund	Risk Type	Fair Value	Options Written	Written
Risk Equity Fund	Equity Price Risk	$ —	(38,514)	$(573,182)

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2026.

US Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$78,200	(1)	$—	$78,200	$—	$—	$78,200
Future Contracts	EDF & MAN Capital Markets	2,018,070	(1)	—	2,018,070	—	—	2,018,070
		$2,096,270		$—	$2,096,270	$—	$—	$2,096,270

Opportunity Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$66,060	(1)	$—	$66,060	$—	$—	$66,060
Future Contracts	EDF & MAN Capital Markets	1,043,624	(1)	—	1,043,624	—	—	1,043,624
		$1,109,684		$—	$1,109,684	$—	$—	$1,109,684

Risk Equity Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Option Purchased at Fair Value	EDF & MAN Capital Markets	$4,027,800	(1)	$—	$4,027,800	$—	$—	$4,027,800
Future Contracts	EDF & MAN Capital Markets	4,537,893	(1)	—	4,537,893	—	—	4,537,893
		$8,565,693		$—	$8,565,693	$—	$—	$8,565,693

(1)	Value as presented in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2023, to April 30, 2025, or expected to be taken in the Funds’ April 30, 2026, year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) at least until August 31, 2026, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2026, the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees (Waived)
Tactical Income Fund	$4,110,877	$—
U.S. Fund	614,733	(123,947)
Opportunity Fund	312,556	(82,330)
Unconstrained Income Fund	466,023	(100,835)
Risk Equity Fund	685,365	(88,475)

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2027	April 30, 2028	April 30, 2029	Total
U.S. Fund	100,892	122,569	123,947	347,408
Opportunity Fund	97,449	117,852	82,330	297,631
Unconstrained Income Fund	93,180	106,533	100,835	300,548
Risk Equity Fund	71,059	89,898	88,475	249,432

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). For the year ended April 30, 2026, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, For the year ended April 30, 2026 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$751,631,412	$811,045,425
U.S. Fund	—	—
Opportunity Fund	9,670,228	—
Unconstrained Income Fund	101,079,176	94,347,664
Risk Equity Fund	—	—

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$414,285,703	$4,927,077	$(4,443,041)	$484,036
U.S. Fund	47,078,870	—	(400)	(400)
Opportunity Fund	37,769,471	—	(17,828)	(17,828)
Unconstrained Income Fund	46,621,103	189,541	(178,577)	10,964
Risk Equity Fund	56,547,133	4,537,893	(4,538,320)	(427)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2026, and April 30, 2025, was as follows:

For the period ended April 30, 2026:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Tactical Income Fund	$21,751,251	$—	$—	$21,751,251
U.S. Fund	1,438,528	336,967	—	1,775,495
Opportunity Fund	1,361,946	—	—	1,361,946
Unconstrained Income Fund	1,826,791	—	—	1,826,791
Risk Equity Fund	1,450,323	—	—	1,450,323

For the period ended April 30, 2025:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Tactical Income Fund	$24,423,238	$—	$—	$24,423,238
U.S. Fund	2,279,911	—	—	2,279,911
Opportunity Fund	2,041,154	—	—	2,041,154
Unconstrained Income Fund	1,709,537	—	—	1,709,537
Risk Equity Fund	1,609,123	—	—	1,609,123

As of April 30, 2026, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$4,014,618	$—	$(4,767,113)	$(66,174,681)	$—	$484,036	$(66,443,140)
U.S. Fund	306,031	1,325	(155,409)	—	—	(400)	151,547
Opportunity Fund	646,522	—	—	(19,245,424)	—	(17,828)	(18,616,730)
Unconstrained Income Fund	33,171	—	—	(8,131,056)	—	10,964	(8,086,921)
Risk Equity Fund	357,715	—	—	(13,306,664)	—	(427)	(12,949,376)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open 1256 futures and options.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Tactical Income Fund	$4,767,113
U.S. Fund	155,409
Opportunity Fund	—
Unconstrained Income Fund	—
Risk Equity Fund	—

At April 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Income Fund	$63,612,346	$2,562,335	$66,174,681	$—
U.S. Fund	—	—	—	7,263,216
Opportunity Fund	10,937,359	8,308,065	19,245,424	2,405,756
Unconstrained Income Fund	7,799,954	331,102	8,131,056	—
Risk Equity Fund	8,985,710	4,320,954	13,306,664	4,549,679

NOTE 7. SECURITIES LENDING

The Tactical Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Tactical Income Fund and Unconstrained Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Tactical Income Fund and Unconstrained Income Fund continue to receive interest or dividends on the securities loaned. The Tactical Income Fund and Unconstrained Income Fund have the right, under the Securities Lending Agreement, to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Tactical Income Fund and Unconstrained Income Fund could experience delays or losses on recovery. Additionally, the Tactical Income Fund and Unconstrained Income Fund are subject to the risk of loss from investments made with the cash received as collateral. The Tactical Income Fund and Unconstrained Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table sets forth the remaining contractual maturity of the collateral held by the Tactical Income Fund and Unconstrained Income Fund as of April 30, 2026:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Tactical Income Fund	State Street Institutional US Government Money Market, Premier Class	$37,493,155	$—	$—	$—	$37,493,155

Unconstrained Income Fund	State Street Institutional US Government Money Market, Premier Class	$4,961,195	$—	$—	$—	$4,961,195

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

At April 30, 2026, the Tactical Income Fund and Unconstrained Income Fund loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional US Government Money Market Fund. Each Fund receives compensation relating to the lending of its securities as reflected in the Statements of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Tactical Income Fund and Unconstrained Income Fund at April 30, 2026 were as follows.

Fair Value of
Securities Loaned
Tactical Income Fund	$36,864,957
Unconstrained Income Fund	4,877,649

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments is cash collateral received and reinvested. As of April 30, 2026, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Tactical Income Fund	$37,493,155
Unconstrained Income Fund	4,961,195

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statements of Assets and Liabilities.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2026, the following entities held more than 25% of the voting securities for each Fund listed below.

Fund	Charles Schwab & Co. Inc.	National Financial Services LLC	Matrix Trust
Tactical Income Fund	52.83%	N/A	N/A
U.S. Fund	61.53%	N/A	N/A
Opportunity Fund	61.87%	N/A	N/A
Unconstrained Income Fund	71.60%	N/A	N/A
Risk Equity Fund	37.11%	29.82%	28.94%

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Tactical Income Fund	iShares Broad USD High Yield Corporate Bond ETF	46.8%
Unconstrained Income Fund	iShares Broad USD High Yield Corporate Bond ETF	36.4%

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2026

NOTE 10. FUND REORGANIZATION

The Board, after careful consideration, approved the reorganization of the Toews Hedged Oceana Fund (“Oceana Fund”), into the Opportunity Fund. The plan of reorganization provided for the transfer of all of the assets to, and the assumption of the liabilities of the Oceana Fund by the Opportunity Fund. The reorganization was accomplished by a tax-free exchange of shares. The costs of the reorganization were borne by the Adviser and the Fund is not obligated to reimburse these expenses, and the Adviser will not seek reimbursement. The reorganization did not result in a material change to the investment portfolio and no material differences in the accounting policies of the acquired fund. The following table illustrates the specifics of the reorganization that occurred on March 20, 2026:

Opportunity Fund
	Shares Issued to		Combined
Oceana Fund	Shareholders of the	Net Assets	Net Assets	Tax Status
Net Assets*	Oceana Fund	Pre Merger	Post Merger	of Transfer
$21,614,559	2,081,704	$26,435,604	$48,050,163	Non-Taxable

*	Includes accumulated net investment gains, accumulated realized losses and unrealized appreciation in the amounts of $(4,847), $(1,034), $0, respectively.

NOTE 11. ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on each Fund’s financial statements.

NOTE 12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged Opportunity Fund (formerly, Toews Hedged U.S. Opportunity Fund), Toews Unconstrained Income Fund and Toews Managed Risk Equity Fund (formerly Toews Tactical Defensive Alpha Fund)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged Opportunity Fund (formerly, Toews Hedged U.S. Opportunity Fund), Toews Unconstrained Income Fund and Toews Managed Risk Equity Fund (formerly, Toews Tactical Defensive Alpha Fund) (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, including the schedule of investments, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2026, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Toews Funds since 2013.

Denver, Colorado

June 29, 2026

Toews Funds
Additional Information (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-558 -6397, by visiting www.toewscorp.com/equity-funds or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/2/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 7/2/2026